SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Feb. 28, 2013
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
Schedule of Net Book Value by Geographic Area

The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 28, 2013		February 29, 2012
	Amount	%	Amount	%
Canada	3,393	15%	3,941	17%
United States	11,928	54%	16,504	70%
Malaysia	847	4%	1,228	5%
Luxembourg	5,517	25%	1,077	5%
Other	457	2%	625	3%

Total	22,142	100%	23,375	100%

Schedule of Revenues by Geographic Area

The following table presents total revenues by geographic location:

	For the year ended
	February 28, 2013		February 29, 2012
	Amount	%	Amount	%
Canada	6,402	5%	7,419	16%
North America (excluding Canada)	29,225	24%	25,522	56%
Europe, Middle East, and Africa (excluding Finland)	7,525	6%	10,724	24%
Finland	58,121	47%	-	0%
India	15,018	12%	-	0%
Other	7,586	6%	1,991	4%

Total Revenue	123,877	100%	45,656	100%

Summary of Presented Revenue Information

During each of the periods presented revenue is comprised of:

	For the year ended
	February 28, 2013		February 29, 2012
	Amount	%	Amount	%
Product Sales	119,080	96%	39,775	87%
Services	4,797	4%	5,881	13%

Total Revenue	123,877	100%	45,656	100%